Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 259,319
Balance	177,913	$ 259,319
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	352,253	275,350
Asset additions	14,672	76,543
Change in decommissioning provision	4,962	360
Reclassification	(29,266)
Balance	342,621	352,253
Cost [Member] | Mining interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	128,729	121,121
Asset additions	7,017	7,238
Change in decommissioning provision	4,962	370
Reclassification	67,558
Balance	208,266	128,729
Cost [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	108,341	57,344
Asset additions	952	51,007
Change in decommissioning provision		(10)
Reclassification	(96,824)
Balance	12,469	108,341
Cost [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	105,031	89,062
Asset additions	5,242	15,969
Change in decommissioning provision
Reclassification
Balance	110,273	105,031
Cost [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,912	7,701
Asset additions	1,461	2,211
Change in decommissioning provision
Reclassification
Balance	11,373	9,912
Cost [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	240	122
Asset additions		118
Change in decommissioning provision
Reclassification
Balance	240	240
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(92,934)	(84,961)
Depreciation/depletion for the year	(15,795)	(7,973)
Impairment for the year	(55,979)
Balance	(164,708)	(92,934)
Accumulated depreciation and depletion [Member] | Mining interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(54,360)	(50,215)
Depreciation/depletion for the year	(5,486)	(4,145)
Impairment for the year	(41,245)
Balance	(101,091)	(54,360)
Accumulated depreciation and depletion [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Depreciation/depletion for the year
Impairment for the year
Balance
Accumulated depreciation and depletion [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(37,889)	(34,379)
Depreciation/depletion for the year	(8,845)	(3,510)
Impairment for the year	(11,021)
Balance	(57,755)	(37,889)
Accumulated depreciation and depletion [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(596)	(305)
Depreciation/depletion for the year	(1,423)	(291)
Impairment for the year	(3,713)
Balance	(5,732)	(596)
Accumulated depreciation and depletion [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(89)	(62)
Depreciation/depletion for the year	(41)	(27)
Impairment for the year
Balance	(130)	(89)
Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	259,319
Balance	177,913	259,319
Carrying value [Member] | Mining interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	74,369
Balance	107,175	74,369
Carrying value [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	108,341
Balance	12,469	108,341
Carrying value [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	67,142
Balance	52,518	67,142
Carrying value [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,316
Balance	5,641	9,316
Carrying value [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	151
Balance	$ 110	$ 151